GPS FUNDS I
GuideMark® Tax-Exempt Fixed Income Fund

GPS FUNDS II
GuidePath® Flexible Income Allocation Fund

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2016

The date of this supplement is March 15, 2017.

1. Effective April 7, 2017 (the "Termination Date"), Nuveen Asset Management, LLC ("Nuveen") will no longer serve as sub-advisor for the GuideMark® Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fund").  All references to Nuveen and all other details and descriptions regarding its management of the Tax-Exempt Fund in the Prospectus are deleted in their entirety effective as of the Termination Date.
2. The Board of Trustees of GPS Funds II has approved certain changes regarding the investment strategies of the GuidePath® Flexible Income Allocation Fund (the "Flexible Income Fund") that will become effective on or about May 14, 2017 (the "Effective Date"). The following is a summary of certain changes that will be made on the Effective Date:
•
The Flexible Income Fund's policy of investing at least 70% of its assets in fixed income securities or investments that provide exposure to fixed income securities, including underlying funds that in turn invest in fixed income securities or investments that provide exposure to fixed income securities, will be removed.

•
The Flexible Income Fund will be permitted to invest to a greater degree in equity securities and underlying funds that provide exposure to equity securities, including securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities.

•	The Flexible Income Fund will be permitted to invest in inverse, leveraged, and inverse-leveraged exchange-traded funds and exchange-traded notes.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS I
GuideMark® Tax-Exempt Fixed Income Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2016

The date of this Supplement is March 15, 2017

Effective April 7, 2017 (the "Termination Date"), Nuveen Asset Management, LLC ("Nuveen") will no longer serve as sub-advisor for the GuideMark® Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fund").  All references to Nuveen and all other details and descriptions regarding its management of the Tax-Exempt Fund in the Statement of Additional Information are deleted in their entirety effective as of the Termination Date.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE